Non-financial assets and liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Opening balance	$ 2,500	$ 2,500
Amount recognized as revenue during the period	0	0
End of the period	$ 2,500	$ 2,500